BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments in Unconsolidated Affiliates (Detail)	12 Months Ended
Sep. 30, 2015
Resorts Atlantic City | Mohegan Holding NJ
Entity Information [Line Items]
Membership or limited partnership interest percentage	10.00%